Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Schedule of commitments for minimum lease payment under operating leases
Twelve months ending December 31	Minimum lease payment
2019	$358,372
2020	15,645
Total minimum payments required	$374,017